LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Land Use Right [Abstract]
Cost	$ 177,790	$ 178,041
Less: accumulated amortization	(69,145)	(65,927)
Land use right, net	$ 108,645	$ 112,114